Accounts receivable and other receivables	12 Months Ended
Mar. 28, 2020
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivables:
Accounts receivable, net of allowance for doubtful accounts, at March 28, 2020 and March 30, 2019 consist of the following:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Customer trade receivables	$4,119	$1,268
Other receivables	1,900	2,269

	$6,019	$3,537

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 25, 2017	$286
Additional provisions recorded	227

Balance March 31, 2018	513
Additional provisions recorded	170
Net write offs	(249)

Balance March 30, 2019	434
Additional provisions recorded	857
Net write offs	(326)

Balance March 28, 2020	$965

Other receivables mainly relate to receivables from wholesale revenue and tenant allowances receivable from certain landlords.
Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and /or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans, amounted to approximately $4.7 million and $1.3 million at March 28, 2020 and March 30, 2019, respectively, which are not included in customer trade receivables outlined above, and are included in long-term receivables on the Company’s balance sheet.